LEGACY ESS REDEEMABLE CONVERTIBLE PREFERRED STOCK - Schedule of Purchase Rights Activity (Details) - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants or rights at beginning of period (in shares)		0
Rights exercised (in shares)		955,374
Warrants or rights at end of period (in shares)		11,461,247
Legacy ESS
Class of Warrant or Right [Line Items]
Warrants or rights at beginning of period (in shares)		2,560,568
Rights exercised (in shares)		24,581,852
Warrants or rights at end of period (in shares)		0
Legacy ESS | Series C-2 Redeemable Convertible Preferred Stock Purchase Rights
Class of Warrant or Right [Line Items]
Warrants or rights at beginning of period (in shares)		39,971,716
Rights forfeited (in shares)		26,231,295
Rights exercised (in shares)	5,746,003	13,740,421
Warrants or rights at end of period (in shares)		0